OFF-BALANCE SHEET ITEMS - Schedule Of Expected Credit Loss (Details) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
For Agreed Credits	$ 1,386,029	$ 1,054,888
For Documented Export and Import Credits	3,132,666	2,256,608
For Guarantees Granted	18,201,323	14,730,099
Liabilities for Foreign Trade Operations	$ 21,140	$ 620,991